Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of non-controlling interest
	Net Profit		Equity
(€ million)	2023	2022	December 31, 2023	December 31, 2022
EniPower Group	86	54	406	373
Eni Plenitude Group	3	20	54	97
Others				1
	89	74	460	471

Schedule of equity attributable to equity holders of Eni
(€ million)	December 31, 2023	December 31, 2022
Share capital	4,005	4,005
Retained earnings	32,988	23,455
Cumulative currency translation differences	5,238	7,564
Other reserves and equity instruments:
- Perpetual subordinated bonds	5,000	5,000
- Legal reserve	959	959
- Reserve for treasury shares	2,333	2,937
- Reserve for OCI on cash flow hedging derivatives net of tax effect	36	(342)
- Reserve for OCI on defined benefit plans net of tax effect	(88)	(58)
- Reserve for OCI on equity-accounted investments	98	46
- Reserve for OCI on other investments valued at fair value	98	53
- Reserve for convertible bond issue	79
- Other reserves		190
Treasury shares	(2,333)	(2,937)
Profit for the year	4,771	13,887
	53,184	54,759

Schedule of other comprehensive income reserves
	Reserve for OCI on cash flow hedge derivatives			Reserve for OCI on defined benefit plans			Reserve for OCI on equity-accounted investments (*)	Reserve for OCI on investments valued at fair value
(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve
Reserve as of December 31, 2022	(483)	141	(342)	(20)	(38)	(58)	46	53
Changes of the year	105	(32)	73	(31)	10	(21)	52	45
Currency translation differences				(43)	34	(9)
Reversal to inventories adjustments	(8)	3	(5)
Reclassification to retained earnings
Changes in scope of consolidation
Reclassification adjustments	436	(126)	310
Reserve as of December 31, 2023	50	(14)	36	(94)	6	(88)	98	98
Reserve as of December 31, 2021	(1,269)	373	(896)	(84)	(33)	(117)	54	141
Changes of the year	(3,883)	1,133	(2,750)	60	(5)	55	92	56
Currency translation differences				1		1
Reversal to inventories adjustments	(8)	2	(6)
Reclassification to retained earnings								(144)
Changes in scope of consolidation				3		3	1
Reclassification adjustments	4,677	(1,367)	3,310				(101)
Reserve as of December 31, 2022	(483)	141	(342)	(20)	(38)	(58)	46	53

Schedule of reconciliation of net profit and equity attributable to Eni of the parent company Eni SpA to consolidated net profit and equity attributable to Eni
	Profit		Shareholders’ equity
(€ million)	2023	2022	December 31, 2023	December 31, 2022
As recorded in Eni SpA's Financial Statements	3,272	5,403	51,019	52,520
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	3,202	7,375	(814)	(1,302)
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity			153	153
- adjustments to comply with Group accounting policies	(2,266)	797	3,774	4,468
- elimination of unrealized intercompany profits	86	124	(437)	(533)
- deferred taxation	566	262	(51)	(76)
	4,860	13,961	53,644	55,230
Non-controlling interest	(89)	(74)	(460)	(471)
As recorded in Consolidated Financial Statements	4,771	13,887	53,184	54,759